SCHEDULE OF CHANGES IN DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Deferred revenue, beginning balance	$ 15,417	$ 28,400
Deferral of revenue		35,000
Recognition of revenue	(15,417)	(47,983)
Deferred revenue, ending balance		$ 15,417